Subsequent events	12 Months Ended
Dec. 31, 2017
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Subsequent events
29.	Subsequent events

Stock Grants

During the first quarter of 2018, the Compensation Committee of the Company’s Board of Directors approved three awards. Awards under these plans will grant approximately 39,761 shares of non-vested stock, which will vest over a period of three to five years. The Company estimates the fair value of these awards to be approximately $5.4 million and the 2018 compensation cost for these plans will be $2.5 million.

Venezuela’s exchange rate

On January 26, 2018, the Venezuelan government published in official gazette the Exchange Agreement No. 39 where is indicated the elimination of the Sistema de divisas protegidas (DIPRO) which were the preferential exchange rate of VEF 10 per U.S. dollar for importation of medicine and foods. The new model unifies the exchange rate that will manage through the DICOM and also include change to the way of auctions are held.

The new regulation establishes that the exchange rate resulting from the auctions carried out through the DICOM is the one that will be used as a reference for all foreign currency settlement operations, both in the public and private sectors. In its first auction on February 5, 2018, the Venezuela’s Central Bank reports the new DICOM exchange rate of VEF 25,000.0 per U.S. dollar. The Company does not expect a significant impact on its consolidated financial statement on applying the new exchange rate since the operations, assets and liabilities in VEF are not material.

Temporarily cancelation of all flights to Venezuela

On April 5, 2018, the government of Venezuela announced that it was temporarily suspending economic, financial and commercial relations with Panama, including certain companies and Panamanian citizens, for a period of 90 days. This announcement includes the operations of Copa Airlines in Venezuela. Copa Airlines has cancelled all of its flights between Panama and Venezuela for the next 90 days, effective immediately. For the year ended December 31, 2017, revenue from Copa Airlines’ flights to Venezuela, including connecting traffic, represented about 5% of consolidated revenues and direct flights between Panama and Venezuela. While it is too early to predict the ultimate impact of these restrictions, the Company does not expect any such cancellations to have other effects on Company’ consolidated operations.